SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedule of Concentration of Sales Revenues (Details) - Revenue Benchmark [Member]	6 Months Ended
Mar. 31, 2026 USD ($)
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Total customer	$ 1,001,426
Concentration risk , percentage	100.00%
Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Total customer	$ 328,096
Concentration risk , percentage	32.80%
Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Total customer	$ 343,824
Concentration risk , percentage	34.30%
Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Total customer	$ 124,480
Concentration risk , percentage	12.40%
Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Total customer	$ 205,026
Concentration risk , percentage	20.50%
Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Total cupplier	$ 863,537
Concentration risk , percentage	87.10%
Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Total cupplier	$ 262,783
Concentration risk , percentage	26.50%
Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Total cupplier	$ 340,227
Concentration risk , percentage	34.30%
Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Total cupplier	$ 135,924
Concentration risk , percentage	13.70%
Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Total cupplier	$ 124,603
Concentration risk , percentage	12.60%